Stockholders' Equity (Deficit) (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Stock options granted during the year ended December 31,	$ 0.27	$ 0.84
Weighted Average Grant Date Fair Value Stock options vested during the year ended December 31,	$ 0.53	$ 0.14
Weighted Average Grant Date Fair Value Stock options canceled/forfeited/expired during the year ended December 31,	$ 0.26	$ 1.78